Offsetting of Financial Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Offsetting of Financial Assets and Liabilities
The following tables present the information about the impact of offsetting of financial assets and liabilities in the consolidated statements of financial position in accordance with the criteria described in Note 2 “Summary of Significant Accounting Policies,” as well as the impact of netting of financial instruments that are subject to enforceable master netting arrangements or similar agreements but do not qualify for the offsetting criteria at March 31, 2021 and 2020.

	At March 31, 2021
	Gross amounts of recognized financial assets and liabilities	Gross amounts offset in statements of financial position (1)	Net amounts presented in statements of financial position	Related amounts not offset in statements of financial position (2)
				Financial instruments (3)	Cash collateral	Net amounts
	(In millions)
Financial assets (4) :
Reverse repurchase agreements and cash collateral on securities borrowed	¥13,225,416	¥(1,487,344)	¥11,738,072	¥(11,509,771)	¥—	¥228,301
Derivative financial instruments	6,049,912	(528,295)	5,521,617	(2,987,052)	(513,900)	2,020,665

Total	¥19,275,328	¥(2,015,639)	¥17,259,689	¥(14,496,823)	¥(513,900)	¥2,248,966

Financial liabilities (4) :
Repurchase agreements and cash collateral on securities lent	¥19,997,250	¥(1,487,344)	¥18,509,906	¥(18,484,124)	¥—	¥25,782
Derivative financial instruments	5,635,429	(685,996)	4,949,433	(2,907,549)	(687,340)	1,354,544

Total	¥25,632,679	¥(2,173,340)	¥23,459,339	¥(21,391,673)	¥(687,340)	¥1,380,326

	At March 31, 2020
	Gross amounts of recognized financial assets and liabilities	Gross amounts offset in statements of financial position (1)	Net amounts presented in statements of financial position	Related amounts not offset in statements of financial position (2)
				Financial instruments (3)	Cash collateral	Net amounts
	(In millions)
Financial assets (4) :
Reverse repurchase agreements and cash collateral on securities borrowed	¥15,107,511	¥(1,361,515)	¥13,745,996	¥(13,585,714)	¥—	¥160,282
Derivative financial instruments	7,077,165	(797,364)	6,279,801	(3,439,440)	(692,856)	2,147,505

Total	¥22,184,676	¥(2,158,879)	¥20,025,797	¥(17,025,154)	¥(692,856)	¥2,307,787

Financial liabilities (4) :
Repurchase agreements and cash collateral on securities lent	¥16,817,297	¥(1,361,515)	¥15,455,782	¥(15,451,371)	¥—	¥4,411
Derivative financial instruments	6,512,645	(957,444)	5,555,201	(3,419,951)	(808,797)	1,326,453

Total	¥23,329,942	¥(2,318,959)	¥21,010,983	¥(18,871,322)	¥(808,797)	¥1,330,864

(1)	Amounts offset for derivative financial instruments include cash collateral.

(2)
The amounts of financial instruments and cash collateral have been limited to the net amounts presented in the consolidated statements of financial position so as not to include any over-collateralization.

(3)	Financial instruments include non-cash collateral at fair value.

(4)	Financial assets and liabilities include amounts that are both subject to and not subject to enforceable master netting arrangements or similar agreements.